Exploration Expense	12 Months Ended
Dec. 31, 2022
Exploration Expenses Disclosure [Abstract]
Exploration expense	EXPLORATION EXPENSE

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Australia	(33.6)	(21.3)	(16.9)
Ghana	(12.1)	(9.6)	—
Peru	(2.8)	(1.6)	(1.4)
Chile	(32.3)	(27.2)	(30.1)
Other	(0.2)	(0.9)	(1.3)
Total exploration expense	(81.0)	(60.6)	(49.7)